Statements Of Changes In Trust Capital - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trust capital, Beginning		$ 174,548,246	$ 211,845,564	$ 223,164,728
Subscriptions		7,581,944	7,363,758	15,943,648
Redemptions		(29,042,462)	(40,393,550)	(33,810,970)
Additional units allocated	[1]
Net income (loss) after profit share to Managing Owner		6,373,995	(4,335,659)	6,240,132
Managing Owner's profit share		(348,815)	(68,133)	(308,026)
Transfer Of New Profit Memo Account To Managing Owner
Trust capital, Ending		159,810,538	174,548,246	211,845,564
Series 1 Unitholders [Member]
Trust capital, Beginning		$ 130,410,857	$ 169,927,843	$ 189,583,168
Trust capital, units, Beginning		110,008.795	139,480.782	158,499.560
Subscriptions				$ 4,394,400
Subscriptions, units				3,628.606
Redemptions		$ (25,936,920)	$ (34,246,955)	$ (27,950,225)
Redemptions, units		(21,900.219)	(29,835.833)	(23,047.050)
Additional units allocated	[1]
Additional units allocated, units	[1]	313.463	363.846	399.666
Net income (loss) after profit share to Managing Owner		$ 3,091,712	$ (5,270,031)	$ 3,900,500
Managing Owner's profit share
Managing Owner's profit share, units
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units
Trust capital, Ending		$ 107,565,649	$ 130,410,857	$ 169,927,843
Trust capital, units, Ending		88,422.039	110,008.795	139,480.782
Managing Owner's allocation:
Net asset value per unit outstanding		$ 1,216.50	$ 1,185.46
Series 2 Unitholders [Member]
Trust capital, Beginning				$ 10,350
Trust capital, units, Beginning				6.799
Subscriptions
Subscriptions, units
Redemptions				$ (10,756)
Redemptions, units				(6.799)
Additional units allocated	[1]
Additional units allocated, units	[1]
Net income (loss) after profit share to Managing Owner				$ 406
Managing Owner's profit share
Managing Owner's profit share, units
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units
Trust capital, Ending
Trust capital, units, Ending
Series 3 Unitholders [Member]
Trust capital, Beginning		$ 31,842,823	$ 31,616,309	$ 23,999,362
Trust capital, units, Beginning		19,251.321	19,430.096	15,531.699
Subscriptions		$ 2,815,000	$ 5,771,850	$ 10,699,874
Subscriptions, units		1,674.382	3,681.151	6,736.037
Redemptions		$ (2,532,676)	$ (6,030,054)	$ (4,538,535)
Redemptions, units		(1,495.350)	(3,859.926)	(2,837.640)
Additional units allocated	[1]
Additional units allocated, units	[1]
Net income (loss) after profit share to Managing Owner		$ 2,003,474	$ 484,718	$ 1,455,608
Managing Owner's profit share
Managing Owner's profit share, units
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units
Trust capital, Ending		$ 34,128,621	$ 31,842,823	$ 31,616,309
Trust capital, units, Ending		19,430.353	19,251.321	19,430.096
Managing Owner's allocation:
Net asset value per unit outstanding		$ 1,756.46	$ 1,654.06
Series 4 Unitholders [Member]
Trust capital, Beginning		$ 7,485,965	$ 6,558,797	$ 5,201,994
Trust capital, units, Beginning		3,619.144	3,286.212	2,828.734
Subscriptions		$ 1,022,335	$ 708,729	$ 849,374
Subscriptions, units		488.208	358.793	458.863
Redemptions		$ (5,643)	$ (48,408)	$ (2,643)
Redemptions, units		(2.639)	(25.861)	(1.385)
Additional units allocated	[1]
Additional units allocated, units	[1]
Net income (loss) after profit share to Managing Owner		$ 758,380	$ 266,847	$ 510,072
Managing Owner's profit share
Managing Owner's profit share, units
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units
Trust capital, Ending		$ 9,261,037	$ 7,485,965	$ 6,558,797
Trust capital, units, Ending		4,104.713	3,619.144	3,286.212
Managing Owner's allocation:
Net asset value per unit outstanding		$ 2,256.20	$ 2,068.44
Series 5 Unitholders [Member]
Trust capital, Beginning		$ 929,881
Trust capital, units, Beginning		584.994
Subscriptions		$ 3,744,609	$ 883,179
Subscriptions, units		2,304.841	584.994
Redemptions		$ (218,140)
Redemptions, units		(130.089)
Additional units allocated	[1]
Net income (loss) after profit share to Managing Owner		168,071	46,702
Managing Owner's profit share
Transfer Of New Profit Memo Account To Managing Owner
Trust capital, Ending		$ 4,624,421	$ 929,881
Trust capital, units, Ending		2,759.746	584.994
Managing Owner's allocation:
Net asset value per unit outstanding		$ 1,675.67	$ 1,589.56
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital, units, Beginning
Subscriptions
Subscriptions, units
Redemptions
Redemptions, units
Additional units allocated	[1]
Additional units allocated, units	[1]	0.151		0.818
Net income (loss) after profit share to Managing Owner		$ 268		$ 786
Managing Owner's profit share		$ (348,815)	$ (68,133)	$ (308,026)
Managing Owner's profit share, units		286.957	57.474	253.478
Transfer Of New Profit Memo Account To Managing Owner		$ (349,083)	$ (68,133)	$ (308,812)
Transfer Of New Profit Memo Account To Managing Owner, units		(287.108)	(57.474)	(254.296)
Trust capital, Ending
Trust capital, units, Ending
Managing Owner [Member]
Trust capital, Beginning		$ 3,878,720	$ 3,742,615	$ 4,369,854
Trust capital, units, Beginning		3,271.911	3,072.023	3,653.388
Subscriptions
Subscriptions, units
Redemptions		$ (349,083)	$ (68,133)	$ (1,308,811)
Redemptions, units		(287.108)	(57.474)	(1,075.119)
Additional units allocated	[1]
Additional units allocated, units	[1]	205.944	199.888	239.458
Net income (loss) after profit share to Managing Owner		$ 352,090	$ 136,105	$ 372,760
Managing Owner's profit share
Managing Owner's profit share, units
Transfer Of New Profit Memo Account To Managing Owner		$ 349,083	$ 68,133	$ 308,812
Transfer Of New Profit Memo Account To Managing Owner, units		287.108	57.474	254.296
Trust capital, Ending		$ 4,230,810	$ 3,878,720	$ 3,742,615
Trust capital, units, Ending		3,477.855	3,271.911	3,072.023

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing